share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
TELUS Corporation restricted share units
share-based compensation
Vesting period	33 months
Outstanding - Non-vested	14,691,643	8,966,017
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	13,361,320	7,452,536	6,198,319
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	12,212,381	6,896,228
Notional subset affected by non-market performance conditions share-based compensation
Outstanding - Non-vested	1,148,939	556,308
Notional subset affected by relative total shareholder return performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%
Relative total shareholder return payout weight (as a percent)		75.00%
Outstanding - Non-vested	1,330,323	1,513,481
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%	25.00%
Cash flow performance condition payout weight (as a percent)	3.00%	0.00%
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Number of non-vested restricted share units
share-based compensation
Vesting period	48 months